Summary of significant accounting policies - Impairment (Details) € in Thousands	Jan. 01, 2018 EUR (€)
Change in allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	€ 482
Provisions	62
Allowance for doubtful accounts, end of period	545
IFRS 15-Revenue from Contracts with Customers
Change in allowance for doubtful accounts
Provisions	€ 1